Net Loss Per Common Share (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Basic and diluted net loss per common share calculation:
Net loss and comprehensive loss	$ (15,534,872)	$ (8,781,978)	$ (36,403,967)	$ (16,345,740)	$ (23,251,435)	$ (15,635,658)
Accretion of redeemable convertible preferred stock		(85,562)	(28,521)	(248,149)	(333,710)	(316,642)
Net loss attributable to common stockholders	$ (15,534,872)	$ (8,867,540)	$ (36,432,488)	$ (16,593,889)	$ (23,585,145)	$ (15,952,300)
Weighted average common shares outstanding	26,366,300	793,268	23,036,366	746,587	793,806	673,191
Net loss per share of common stock-basic and diluted	$ (0.59)	$ (11.18)	$ (1.58)	$ (22.23)	$ (29.71)	$ (23.70)
Outstanding securities excluded from computation of diluted weighted shares outstanding as they would have been anti dilutive:
Outstanding securities excluded from computation of diluted weighted shares outstanding (in shares)			3,582,382	18,712,240	18,703,728	11,501,347
Redeemable convertible preferred stock
Outstanding securities excluded from computation of diluted weighted shares outstanding as they would have been anti dilutive:
Outstanding securities excluded from computation of diluted weighted shares outstanding (in shares)				15,619,271	15,707,986	9,689,486
Stock options
Outstanding securities excluded from computation of diluted weighted shares outstanding as they would have been anti dilutive:
Outstanding securities excluded from computation of diluted weighted shares outstanding (in shares)			3,552,124	2,804,264	2,795,746	1,523,156
Warrants
Outstanding securities excluded from computation of diluted weighted shares outstanding as they would have been anti dilutive:
Outstanding securities excluded from computation of diluted weighted shares outstanding (in shares)			30,258	288,705	199,996	288,705